Cash, Cash Equivalents and Investments	12 Months Ended
Feb. 28, 2018
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Investments

CASH, CASH EQUIVALENTS AND INVESTMENTS

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use in pricing the asset or liability, such as inherent risk, non-performance risk and credit risk. The Company applies the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:

•	Level 1 - Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

•
Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 - Significant unobservable inputs that are supported by little or no market activity.
The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The components of cash, cash equivalents and investments by fair value level as at February 28, 2018 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash
Bank balances	$169	$—	$—	$—	$169	$169	$—	$—	$—
Other investments	35	—	—	—	35	—	—	35	—
	204	—	—	—	204	169	—	35	—
Level 1:
Equity securities	10	—	(8)	—	2	—	2	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	332	—	—	—	332	—	293	—	39
Bankers’ acceptances	211	—	—	—	211	211	—	—	—
Commercial paper	426	—	—	—	426	231	195	—	—
Non-U.S. promissory notes	227	—	—	—	227	102	125	—	—
Non-U.S. government sponsored enterprise notes	200	—	—	—	200	15	185	—	—
Non-U.S. treasury bills/notes	284	—	—	—	284	50	234	—	—
U.S. treasury bills/notes	448	—	(1)	—	447	38	409	—	—
	2,128	—	(1)	—	2,127	647	1,441	—	39
Level 3:
Corporate notes/bonds	1	—	—	—	1	—	—	1	—
Auction rate securities	20	2	—	(3)	19	—	—	19	—
	21	2	—	(3)	20	—	—	20	—
	$2,363	$2	$(9)	$(3)	$2,353	$816	$1,443	$55	$39

The components of cash, cash equivalents and investments by fair value level as at February 28, 2017 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash and Cash Equivalents
Bank balances	$218	$—	$—	$—	$218	$216	$—	$—	$2
Other investments	34	—	—	—	34	—	—	34	—
	252	—	—	—	252	216	—	34	2
Level 1:
Equity securities	10	—	(5)	—	5	—	5	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	242	—	—	—	242	143	50	—	49
Bankers’ acceptances	125	—	—	—	125	125	—	—	—
Commercial paper	274	—	—	—	274	212	62	—	—
Non-U.S. promissory notes	117	—	—	—	117	38	79	—	—
Non-U.S. government sponsored enterprise notes	49	—	—	—	49	—	49	—	—
Non-U.S. treasury bills/notes	300	—	—	—	300	—	300	—	—
U.S. treasury bills/notes	315	—	(1)	—	314	—	99	215	—
	1,422	—	(1)	—	1,421	518	639	215	49
Level 3:
Corporate notes/bonds	1	—	—	—	1	—	—	1	—
Auction rate securities	20	2	—	(3)	19	—	—	19	—
	21	2	—	(3)	20	—	—	20	—
	$1,705	$2	$(6)	$(3)	$1,698	$734	$644	$269	$51

As at February 28, 2018, the Company’s other investments consisted of cost method investments of $35 million (February 28, 2017 - $34 million). During the year ended February 28, 2018, there were no other-than-temporary impairment charges (other-than-temporary impairment charges of $8 million and nil relating to certain cost-based investments for the years ended February 28, 2017 and February 29, 2016) and realized gains of nil relating to the sale of cost-based investments (realized gains of $12 million and nil for the years ended February 28, 2017 and February 29, 2016).
During the year ended February 28, 2018, the Company recognized realized losses on available-for-sale securities of $1 million. There were no realized gains or losses recognized for the year ended February 28, 2017, and gains of $1 million for the year ended February 29, 2016.
The Company has restricted cash, consisting of cash and securities pledged as collateral to major banking partners in support of the Company’s requirements for letters of credit. These letters of credit support certain leasing arrangements entered into in the ordinary course of business, for terms ranging from one month to eight years. The Company is legally restricted from accessing these funds during the term of the leases for which the letters of credit have been issued; however, the Company can continue to invest the funds and receive investment income thereon.

The contractual maturities of available-for-sale investments as at February 28, 2018 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$2,128	$2,127
Due in one to five years	1	1
Due after five years	17	19
No fixed maturity	10	2
	$2,156	$2,149

As at February 28, 2018, the Company had investments with continuous unrealized losses totaling $9 million, consisting of $8 million in unrealized losses on equity securities holdings and $1 million in unrealized losses on U.S. treasury bills (February 28, 2017 - no investments with continuous unrealized losses). The Company has the ability and intent to hold these securities until such time that their value recovers or the investments mature, and as such does not consider their current impairments to be other-than-temporary. For a full description of how the Company assesses its investments for other-than-temporary impairment, see the “Investments” accounting policy in Note 1. For a description of the impact of ASU 2016-01 on the unrealized losses on equity securities beginning in fiscal 2019, see Note 2.